Share based compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Jul. 31, 2025	Jun. 30, 2024	Jan. 31, 2023	Dec. 31, 2022	Jul. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
Share based compensation
Aggregate number of share options granted (in shares)						7,850,532
Exercise price per share (in USD per share)						$ 0.34
Granted (in USD per share)						$ 1.66
Total unrecognized compensation expense						$ 7,036
Weighted-average period						3 years 2 months 23 days
Directors Or Officers
Share based compensation
Aggregate number of share options granted (in shares)						202,532	246,724	93,904
Share Incentive Plan, 2022
Share based compensation
Aggregate number of share options granted (in shares)						7,850,352	5,821,580	93,904
Weighted average exercise price (in USD per share)						$ 1.71	$ 1.83	$ 1.65
Nonvested (in shares)						$ 46,764	$ 23,901	$ 55,086
Exercisable, intrinsic value						$ 812	$ 136	$ 0
Granted (in USD per share)						$ 1.66	$ 1.24	$ 3.12
2021 Option Plan
Share based compensation
Exercise price per share (in USD per share)					$ 9.70
Number of Shares Authorized (in shares)					16,802,069
2021 Option Plan | Tranche three
Share based compensation
Vesting percentage						25.00%
2021 Option Plan | Tranche two
Share based compensation
Vesting percentage						25.00%
2021 Option Plan | Tranche Four
Share based compensation
Vesting percentage						25.00%
2021 Option Plan | Tranche one
Share based compensation
Vesting percentage						25.00%
RSU
Share based compensation
Total unrecognized compensation expense						$ 159
Weighted-average period						2 years 8 months 12 days
RSU | Tranche three
Share based compensation
Service period						12 months
RSU | Tranche two
Share based compensation
Service period						12 months
RSU | Tranche one
Share based compensation
Service period						12 months
RSU | After the completion of a qualified IPO
Share based compensation
Service period						12 months
RSU | 2019 RSU Plan
Share based compensation
Shares transferred (in shares)									23,859,142
Percent of total outstanding shares									10.00%
Vesting contractual term									10 years
Remining contractual term									5 years
Aggregate number of share options granted (in shares)						230,000	0	4,342,364
Forfeitures and Expirations (in shares)	230,000
RSU | 2019 RSU Plan | Share-Based Payment Arrangement, Employee
Share based compensation
Aggregate number of shares granted (in shares)						2,396,730	4,935,321	4,175,352
Incremental cost						$ 28	$ 1,458	$ 2,349
RSU | Share Incentive Plan, 2022
Share based compensation
Vesting contractual term									10 years
Remining contractual term									4 years
Aggregate number of shares granted (in shares)				18,903,472		97,195	1,256,490	460,671
RSU | Share Incentive Plan, 2022 | Directors Or Officers
Share based compensation
Granted (in shares)						76,923	824,830	460,671
RSU | 2021 Option Plan | Share-Based Payment Arrangement, Employee
Share based compensation
Number of awards modified (in shares)			63,464
Performance Shares
Share based compensation
Aggregate number of shares granted (in shares)		6,000,000				933,334
Weighted average exercise price (in USD per share)						$ 1.72	$ 1.69
Exercisable, intrinsic other than option value						$ 781
Performance Shares | Share Incentive Plan, 2022
Share based compensation
Vesting contractual term									10 years
Remining contractual term									4 years